Right-of-Use Assets and Leases - Other Lease Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets and Leases
Leases with residual value guarantees	$ 0	$ 0
Cash outflow for leases	$ 727	$ 529